SEGALL BRYANT & HAMILL SELECT EQUITY ETF
STATEMENT OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Communication Services - 16.2%
Media & Entertainment - 16.2%
Alphabet, Inc. - Class C	109,514	$ 26,672,135
Meta Platforms, Inc. - Class A	24,221	17,787,418
		44,459,553
Consumer Discretionary - 12.5%
Consumer Discretionary Distribution & Retail - 12.5%
Amazon.com, Inc. (a)	64,179	14,091,783
O'Reilly Automotive, Inc. (a)	93,938	10,127,456
TJX Cos., Inc. (The)	69,193	10,001,156
		34,220,395
Financials - 21.5%
Banks - 4.8%
JPMorgan Chase & Co.	42,099	13,279,287

Financial Services - 6.3%
Visa, Inc. - Class A	50,215	17,142,397

Insurance - 10.4%
Globe Life, Inc.	109,721	15,686,812
Reinsurance Group of America, Inc.	67,071	12,886,351
		28,573,163
Health Care - 3.3%
Health Care Equipment & Services - 3.3%
Boston Scientific Corp. (a)	91,620	8,944,860

Industrials - 4.3%
Capital Goods - 4.3%
ATI, Inc. (a)	144,507	11,754,199

Information Technology - 41.2%
Semiconductors & Semiconductor Equipment - 8.8%
Monolithic Power Systems, Inc.	13,366	12,305,274
NVIDIA Corp.	63,922	11,926,567
		24,231,841

SEGALL BRYANT & HAMILL SELECT EQUITY ETF
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.0% (Continued)	Shares	Value
Information Technology - 41.2% (Continued)
Software & Services - 16.8%
Cadence Design Systems, Inc. (a)	24,969	$ 8,770,611
Microsoft Corp.	39,330	20,370,974
Palo Alto Networks, Inc. (a)	40,655	8,278,171
ServiceNow, Inc. (a)	9,512	8,753,703
		46,173,459
Technology Hardware & Equipment - 15.6%
Apple, Inc.	70,661	17,992,410
Arista Networks, Inc. (a)	90,907	13,246,059
Motorola Solutions, Inc.	24,871	11,373,260
		42,611,729

Investments at Value - 99.0% (Cost $229,303,088)		$ 271,390,883

Other Assets in Excess of Liabilities - 1.0%		2,656,347

Net Assets - 100.0%		$ 274,047,230

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill, LLC (the “Adviser”), the adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.